UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road , Building A 2nd Floor	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2012

Date of reporting period: 02/29/2012

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

	Shares	Value

Common Stock - 93.08%

Beverages - 5.75%
* Constellation Brands , Inc. - Class A	20,000	$436,800
Dr. Pepper Snapple Group, Inc.	10,000	380,500
		817,300
Building Materials - 2.72%
* Fortune Brands Home & Security, Inc.	20,000	386,800

Chemicals - 5.82%
Kronos Worldwide, Inc.	15,000	350,550
RPM International, Inc.	20,000	477,400
		827,950
Computers - 3.48%
* SanDisk Corp.	10,000	494,600

Distribution & Wholesale - 3.06%
United Stationers, Inc.	15,000	435,600

Electrical Components & Equipment - 2.69%
* Energizer Holdings, Inc.	5,000	382,250

Electronics - 2.50%
Gentex Corp.	15,000	354,750

Food - 3.55%
McCormick & Co., Inc.	10,000	504,500

Hand & Machine Tools - 12.19%
Lincoln Electric Holdings, Inc.	11,000	508,090
Snap-On, Inc.	10,000	611,300
Stanley Black & Decker, Inc.	8,000	614,400
		1,733,790

Healthcare - Products - 5.84%
DENTSPLY International, Inc.	10,000	386,800
* Henry Schein, Inc.	6,000	444,120
		830,920
Healthcare - Services - 3.27%
Quest Diagnostics, Inc.	8,000	464,400

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

	Shares	Value

Common Stock - 93.07% (continued)

Household Products & Wares - 8.48%
Clorox Co.	5,000	$338,050
Newell Rubbermaid, Inc.	20,000	366,000
Tupperware Brands Corp.	8,000	501,520
		1,205,570
Iron & Steel - 2.60%
Steel Dynamics, Inc.	25,000	370,250

Machinery - Diversified - 4.06%
* Zebra Technologies Corp.	15,000	576,600

Mining - 2.70%
Silver Wheaton Corp.	10,000	383,700

Miscellaneous Manufacturing - 1.89%
Parker Hannifin Corp.	3,000	269,430

Oil & Gas - 3.74%
Energen Corp.	10,000	532,300

Oil & Gas Services - 7.81%
* Cameron International Corp.	10,000	557,100
* Rowan Cos., Inc.	15,000	553,050
		1,110,150
Pharmaceuticals - 5.20%
* Salix Pharmaceuticals Ltd.	15,000	739,800

Semiconductors - 3.02%
* LSI Corp.	50,000	430,000

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

	Shares	Value

Common Stock - 93.07% (continued)

Textiles - 2.71%
Cintas Corp.	10,000	$385,600

Total Common Stock (Cost $10,938,423)		13,236,260

Exchange-Traded Funds - 3.47%
* SPDR Gold Trust	3,000	492,870

Total Exchange-Traded Funds (Cost $244,645)		492,870

Investment Companies - 6.13%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	872,438	872,438

Total Investment Companies (Cost $872,438)		872,438

Total Investments (Cost $12,055,506) - 102.68%		14,601,568
Liabilities in Excess of Other Assets, net - (2.68)%		(381,392)

Net Assets - 100.00%		$14,220,176

*	Non-income producing investment.
**	Rate shown represents the rate at February 29, 2012 is subject to change and resets daily.

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

	% of Net
Industry	Assets	Value

Beverages	5.75%	817,300
Building Materials	2.72%	386,800
Chemicals	5.82%	827,950
Computers	3.48%	494,600
Distribution & Wholesale	3.06%	435,600
Electrical Components & Equipment	2.69%	382,250
Electronics	2.50%	354,750
Exchange - Traded Funds	3.47%	492,870
Food	3.55%	504,500
Gas	3.74%	532,300
Hand & Machine Tools	12.19%	1,733,790
Healthcare - Products	5.84%	830,920
Healthcare - Services	3.27%	464,400
Household Products & Wares	8.48%	1,205,570
Investment Companies	6.13%	872,438
Iron & Steel	2.60%	370,250
Machinery - Diversified	4.06%	576,600
Mining	2.70%	383,700
Miscellaneous Manufacturing	1.89%	269,430
Oil & Gas Services	7.81%	1,110,150
Pharmaceuticals	5.20%	739,800
Semiconductors	3.02%	430,000
Textiles	2.71%	385,600
	102.68%	$14,601,568

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

	Shares	Value

Closed-End Funds - 1.96%
Central Fund of Canada, Ltd.	10,000	$228,700

Total Closed-End Funds (Cost $210,500)		228,700

Common Stock - 94.90%

Apparel - 2.70%
* Maidenform Brands, Inc.	15,000	315,000

Chemicals - 3.75%
Stepan Co.	5,000	437,150

Commercial Services - 7.91%
Deluxe Corp.	20,000	493,400
Landauer, Inc.	8,000	429,120
		922,520
Computers - 4.67%
* 3D Systems Corp.	15,000	336,000
* Mitek Systems, Inc.	20,000	208,000
		544,000
Distribution & Wholesale - 3.37%
Watsco, Inc.	5,500	392,645

Electric - 8.21%
Black Hills Corp.	10,000	328,400
NorthWestern Corp.	10,000	347,300
UIL Holdings Corp.	8,000	282,000
		957,700
Electronics - 3.02%
* Rofin-Sinar Technologies, Inc.	15,000	351,900

Energy - Alternate Sources - 2.43%
* Green Plains Renewable Energy,Inc.	25,000	283,750

Engineering & Construction - 3.99%
Chicago Bridge & Iron Co. NV	10,000	465,200

Food - 8.09%
B&G Foods, Inc. - Class A	10,000	232,800
Snyders-Lance, Inc.	20,000	449,000
Tootsie Roll Industries, Inc.	11,254	261,655
		943,455
Forest Products & Paper - 3.45%
* KapStone Paper and Packaging Corp.	20,000	402,000

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

	Shares	Value

Common Stock - 94.90% (continued)

Gas - 1.78%
South Jersey Industries, Inc.	4,000	$208,000

Healthcare - 2.32%
Meridian Bioscience, Inc.	15,000	270,300

Home Furnishings - 3.25%
Ethan Allen Interiors, Inc.	15,000	378,750

Household Products & Wares - 6.72%
Jarden Corp.	10,000	352,700
WD-40 Co.	10,000	430,800
		783,500
Iron & Steel - 3.52%
Carpenter Technology Corp.	8,000	410,400

Oil & Gas - 5.51%
* Birchcliff Energy Ltd.	20,000	223,180
Cabot Oil & Gas Corp.	12,000	418,560
		641,740
Oil & Gas Services - 1.76%
Gulf Island Fabrication, Inc.	7,000	205,170

Pipelines - 3.18%
Eagle Rock Energy Partners LP	34,000	370,260

REITs - 7.89%
Ashford Hospitality Trust, Inc.	30,000	253,200
Capstead Mortgage Corp.	20,000	266,000
Rayonier, Inc.	9,000	400,680
		919,880
Retail - 3.85%
Buckle, Inc.	10,000	449,200

Transportation - 3.53%
* RailAmerica, Inc.	20,000	412,000

Total Common Stock (Cost $8,363,688)		11,064,520

Investment Companies - 3.15%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	366,854	366,854

Total Investment Companies (Cost $366,854)		366,854

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)
Value
Total Investments (Cost $8,941,042) - 100.01%	$11,660,074
Liabilities in Excess of Other Assets, net - (0.01%)	(854)
Net Assets - 100.00%	$11,659,220

* Non-income producing investment.
** Rate shown represents the rate at February 29, 2012 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

	% of Net
Industry	Assets	Value

Apparel	2.70%	$315,000
Chemicals	3.75%	437,150
Closed-End Funds	1.96%	228,700
Commercial Services	7.91%	922,520
Computers	4.67%	544,000
Distribution & Wholesale	3.37%	392,645
Electric	8.21%	957,700
Electronics	3.02%	351,900
Energy - Alternate Sources	2.43%	283,750
Engineering & Construction	3.99%	465,200
Food	8.09%	943,455
Forest Products & Paper	3.45%	402,000
Gas	1.78%	208,000
Healthcare	2.32%	270,300
Home Furnishings	3.25%	378,750
Household Products & Wares	6.72%	783,500
Investment Companies	3.15%	366,854
Iron & Steel	3.52%	410,400
Oil & Gas	5.51%	641,740
Oil & Gas Services	1.76%	205,170
Pipelines	3.18%	370,260
REITs	7.89%	919,880
Retail	3.85%	449,200
Transportation	3.53%	412,000
Total	100.01%	$11,660,074

See Notes to Schedules of Investments.

Capital Management Funds

Notes to Schedules of Investments	February 29, 2012 (Unaudited)

Organization
The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the Funds and individually the Mid-Cap Fund and Small-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	February 29, 2012 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 29, 2012:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$13,236,260	$-	$13,236,260
Investment Companies	492,870	872,438	1,365,308
Totals	$13,729,130	$872,438	$14,601,568

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$11,064,520	$-	$11,064,520
Investment Companies	228,700	366,854	595,554
Totals	$11,293,220	$366,854	$11,660,074

(a)
As of and during the three-month period ended February 29, 2012, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers between Level 1 and Level 2 for the Funds during the three month period ended February 29, 2012.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of February 29, 2012 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$12,055,506	$2,877,031	$(330,969)	$2,546,062
Small-Cap Fund	9,002,193	2,908,662	(250,781)	2,657,881

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Small-Cap Fund is attributable primarily to differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation in Passive Foreign Investment Companies (“PFIC’s”).

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)            A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 27, 2012